BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION [Abstract]
Basis of Consolidation [Policy Text Block]

(a) Basis of Consolidation

  These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Integra Resources Holdings Canada Inc., Integra Resources Holdings U.S. Inc., and DeLamar Mining Company. All intercompany balances and transactions are eliminated upon consolidation.

Basis of Measurement [Policy Text Block]

(b) Basis of Measurement

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments that have been measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual accounting basis, except for cash flow information.

Foreign Currency Translation [Policy Text Block]

(c) Foreign Currency Translation

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The functional currency of the Canadian parent company and its Canadian subsidiary is the Canadian dollar ("CAD"). The functional currency of the Company's two US subsidiaries is the US dollar ("USD"). The presentation currency of the Company was the Canadian dollar up to September 30, 2021. The Company changed its presentation currency to the US dollar as of December 31, 2021 (see Note 2.2 (d)).

Foreign currency transactions and balances

Foreign currency transactions are recorded initially at the exchange rates prevailing at the transactions' dates. At each subsequent reporting period:

  Foreign currency monetary items are reported at the closing rate at the date of the statement of financial position;
  Non-monetary items carried at historical rates are reported at the closing rate at transactions' dates;
  Non-monetary items carried at fair value are reported at the rates that existed when the fair values were determined.

When a foreign currency transaction involves an advance payment or receipt, the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income is the date on which an entity initially recognized the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in net income (loss), with one exception. Exchange differences arising from the translation of the net investment in foreign entities are recognized in a separate component of equity, foreign currency translation reserve. When a foreign operation is sold, such exchange differences are recognized in net income (loss) as part of the gain or loss on sale.

Translation of subsidiary results into the presentation currency

The operating results and statements of financial position of the parent's company and its Canadian subsidiary which have the Canadian dollar as a functional currency have been translated into US dollars as follows:

i) Assets and liabilities are translated at the closing rate at the date of the consolidated statement of financial position;

ii) Revenue and expenses are translated at the average exchange rates, unless there is significant fluctuation in the exchange rates. In that case revenue and expenses are translated at the exchange rate at the date of transaction, except depreciation, depletion, and amortization, which are translated at the exchange rates applicable to the related assets;

iii) All resulting translation differences are recognized in other comprehensive income (loss).

When a foreign operation is disposed of, the cumulative amount of the exchange differences recognized in other comprehensive income (loss) and accumulated in the separate component of equity relating to that foreign operation shall be recognized in profit or loss when the gain or loss on disposal is recognized.

Presentation Currency Change [Policy Text Block]

(d) Presentation Currency Change

The Company has changed its presentation currency as of December 31, 2021 from the Canadian dollar to the US dollar, to better reflect the Company's business activities and most of the Company's assets and liabilities are held in its US subsidiaries hence denominated in US dollars. No changes were made to the Company's functional currencies, as per the management's assessment based on the IAS 21 recommendations, which will be performed on a quarterly basis.

The presentation currency change is regulated by IAS 8. Translation of the consolidated financial statements has been performed retroactively. The Company is not required to re-file previously filed financial statements or to revise its previous tax returns.

The comparative periods in these consolidated financial statements for the year ended December 31, 2021 have been restated from CAD to USD (see Note 21).

In order to satisfy the requirements of IAS 21 - The effects of changes in foreign exchange rates with respect to the change in presentation currency, these consolidated financial statements for the year ended December 31, 2021 have been translated from CAD to USD using the following procedures:

- Assets and liabilities for each consolidated statement of financial position presented (including comparatives) were translated at the closing rate at the date of that statement of financial position.

- Income and expenses for each statement presenting profit or loss and other comprehensive income (loss) (including comparatives) were translated at the average exchange rates.

- Consolidated statements of changes in equity: a) Share capital amounts were translated at the closing rate at the date of the statement of financial position, except for common shares issuance in USD dollars. All resulting differences were reported in the "presentation currency translation difference" line in the statements of changes in equity; b) Reserve items were translated at the average exchange rates; and c) Deficit amounts were translated at the average rates, and all resulting translation differences were reported in the other comprehensive income (loss) line.

- Consolidated statements of cash flows were translated at the average exchange rates.

Cash and Cash Equivalents [Policy Text Block]

(e) Cash and Cash Equivalents

Cash and cash equivalents are carried in the consolidated statements of financial position at fair value. Cash and cash equivalents consist of cash on deposit with banks and highly liquid investments that are readily convertible to known amounts of cash or have maturity dates at the date of purchase of three months or less.

Restricted cash is cash held in a bank account that is not available for the Company's general use.

Exploration and Evaluation Properties, and Mineral Properties [Policy Text Block]

(f) Exploration and Evaluation Properties, and Mineral Properties

Exploration and Evaluation Properties

Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for minerals.

Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:

(i) establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable reserve;

(ii) determining the optimal methods of extraction and metallurgical and treatment processes;

(iii) studies related to surveying, transportation, and infrastructure requirements;

(iv) permitting activities; and

(v) economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, prefeasibility and final feasibility studies.

License costs paid in connection with a right to explore in an existing exploration area are expensed as incurred.

Once the legal right to explore has been acquired, exploration and evaluation expenditure is charged to profit or loss as incurred, unless it is concluded that a future economic benefit is more likely than not to be realized.

In evaluating if expenditures meet the criteria to be capitalized, several different sources of information are utilized. The information that is used to determine the probability of future benefits depends on the extent of exploration and evaluation that has been performed.

Exploration and evaluation expenditures incurred on a license where a NI 43-101 - Standards of Disclosure for Mineral Projects ("43-101") compliant resource has not yet been established are expensed as incurred until sufficient evaluation has occurred in order to establish a 43-101 compliant resource and on completion of a pre-feasibility study. Costs expensed during this phase are included in "exploration and evaluation expenses" in the consolidated statements of operations and comprehensive loss.

Costs of acquiring exploration and evaluation assets are capitalized. They are subsequently measured at cost less accumulated impairment.

Once development is sanctioned, exploration and evaluation assets are tested for impairment and transferred from "Exploration and Evaluation Assets" to "Mineral Properties and Deferred Development Costs" or "Property, Plant & Equipment" depending on the nature of the asset. No amortization is charged during the exploration and evaluation phase.

Mineral Properties

Mine development costs are capitalized if management determines that there is sufficient evidence to support probability of generating positive economic returns in the future. A mineral resource is considered to have economic potential when the technical feasibility and commercial viability of extraction of the mineral resource is demonstrable considering long-term metal prices.

Prior to capitalizing such costs, management determines if there is a probable future benefit that will contribute to future cash inflows, the Company can obtain the benefit and control access to it, and if the transaction or event giving rise to the benefit has already occurred.

If the Company does not have sufficient evidence to support the probability of generating positive economic returns in the future, mine development costs are expensed in the consolidated statements of operations and comprehensive loss.

Amortization and Depletion

Exploration and evaluation assets and Mineral properties are not subject to depletion or amortization until a commercial production starts - they are tested for impairment when circumstances indicate that the carrying value may not be recoverable.

Disposal

At the disposal, gains or losses of an item within Exploration and Evaluation Properties, or Mineral Properties are calculated as the difference between the proceeds from disposal and the carrying amount. Those gains or losses are recognized net within other income in profit or loss.

Plant, Property and Equipment [Policy Text Block]

(g) Plant, Property and Equipment

Equipment items are recorded at cost and depreciated over their estimated useful lives. The cost of an item includes the purchase price and directly attributable costs to bring the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. The Company's capitalization threshold is $2,500. Where an equipment item comprises major components with different useful lives, the components are accounted for as separate items of equipment.

Equipment items are depreciated on a straight-line basis over their estimated useful lives at the following rates:

                         Computers and software                                        30%

                         Office furniture and equipment                             20%

                         Vehicles                                                                 30%

                         Buildings and office improvements                        4%

                         Exploration building and water wells                   10%

                         Roads                                                                       8%

                         Exploration equipment                                          20%

                         Water treatment equipment                                   20%

 Permanent reclamation equipment                      30%

                           Development equipment                                          8%

Land is not depreciated. When assets are retired or sold, the costs and related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss.

Leased Assets [Policy Text Block]

(h) Leased Assets

Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term. The right-to-use asset is initially measured at cost, which comprises the initial amount of the lease liability, adjusted for lease prepayments, lease incentives received, the lessee's initial direct cost (e.g., commissions) and an estimate of restoration, removal and dismantling costs. The lease liability is initially measured at the present value of the lease payments to be made over the lease term, using the implicit interest rate (if available) or incremental borrowing rate for the present value determination. Subsequently, lessees accrete the lease liability to reflect interest and reduce the liability to reflect lease payments made, and the related right-of-use asset is depreciated in accordance with the depreciation requirements of IAS 16 Property, Plant and Equipment. Right-of-use assets are subject to impairment testing under IAS 36 Impairment of Assets. Short-term leases and leases with low value underlying assets are recognized on a straight-line basis in the Company's consolidated statements of operations and comprehensive loss.

Impairment of Non-Financial Assets [Policy Text Block]

(i) Impairment of Non-Financial Assets

The Company's mineral properties and equipment are reviewed for any indication of impairment at each financial reporting date or at any time if any indications of impairment surface. If any such indication exists, an estimate of the recoverable amount is undertaken, being the higher of an asset's fair value less costs to sell and the asset's value in use. If the asset's carrying amount exceeds its recoverable amount, then an impairment loss is recognized in net income or loss for the period, and the carrying value of the asset on the consolidated statements of financial position is reduced to its recoverable amount. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. Fair value of mineral properties is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects, discounted by an appropriate pre-tax discount rate to arrive at a net present value.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and from its ultimate disposal. Value in use is determined by applying assumptions specific to the Company's continued use which includes future development. As such, these assumptions may differ from those used in calculating fair value.

In testing for indicators of impairment and performing impairment calculations, assets are grouped in cash-generating units, which are identified as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets. The estimates of future discounted cash flows are subject to risks and uncertainties including estimated production, grades, recoveries, future metals prices, discount rates, exchange rates and operating costs.

Non-financial assets other than goodwill that have suffered an impairment are evaluated for possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed. When a reversal of a previous impairment is recorded, the reversal amount is adjusted for depreciation that would have been recorded had the impairment not been recorded.

Share Capital [Policy Text Block]

(j) Share Capital

Financial instruments issued by the Company are classified as equity only to the extend that they do not meet the definition of a financial liability or financial asset. The Company's common shares and share warrants are classified as equity instruments.

If the Company issues units as part of financing, consisting of both common shares and common share purchase warrants, the fair value of the warrants is determined using the Black-Scholes pricing model, and the remaining value is assigned to the common shares.

Equity-settled share-based compensation arrangements as per the Company's equity incentive plan (which includes stock options, restricted share units, and deferred share units) are measured at fair value at the date of grant and recorded within equity. The Company recognizes compensation expense for all stock options based on the fair value of the options on the date of grant which is determined using the Black-Scholes option pricing method. For equity settled restricted and deferred share units, compensation expense is recognized based on the quoted market value of the shares. The fair value at grant date of all share-based compensation is recognized as compensation expense over the vesting period, with a corresponding credit to shareholders' equity. The amount recognized as an expense is reversed to reflect stock options, restricted share units and deferred share units forfeited, so no expense will remain in the financial records in relation to the forfeited agreements.

Reclamation and Remediation Provisions [Policy Text Block]

(k) Reclamation and Remediation Provisions

The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The Company recognizes the cost of future reclamation and remediation as a liability when: the Company has a legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and a reasonable estimate of the obligation can be made. The liability is measured initially by discounting expected costs to the net present value using pre-tax rates and risk assumptions specific to the liability. The resulting cost is capitalized to the carrying value of the related assets, or expensed to exploration, evaluation and development expenses where there is no carrying value of the related assets.

In subsequent periods, the liability is adjusted for accretion of the discount with the offsetting amount charged to the consolidated statements of operations and comprehensive loss as finance cost. Any change in the amount or timing of the underlying cash flows is adjusted to the carrying value of the liability, with the offsetting amount recorded as an adjustment to the reclamation and remediation provision cost included in mineral properties or exploration, evaluation and development expenses. Any amount charged to the carrying value of assets is depreciated over the remaining life of the relevant assets.

It is reasonably possible that the ultimate cost of remediation and reclamation could change in the future due to uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities, changes in remediation technology and changes in discount rates. The Company reviews its reclamation and remediation provision at least annually and as evidence becomes available indicating that its remediation and reclamation liabilities may have changed. Any such changes in costs could materially impact the future amounts recorded as reclamation and remediation obligations.

Income Taxes [Policy Text Block]

(l) Income Taxes

Income tax is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized directly in equity. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are determined based on differences between the financial statement carrying values of existing assets and liabilities and their respective income tax bases (temporary differences), and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to be in effect when the temporary differences are likely to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is included in net income in the period in which the change is substantively enacted. The amount of deferred tax assets recognized is limited to the amount that is, in management's estimation, probable that future taxable profits will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Earnings (Loss) Per Share [Policy Text Block]

(m) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period. Stock options and share purchase warrants are typically dilutive when the Company has net income for the period and the average market price of the common shares during the period exceeds the exercise price of the stock option and/or share purchase warrant.

The Company follows the treasury stock method for the calculation of diluted earnings per share. That method assumes that outstanding stock options and warrants with an average exercise price below the market price, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. Under this method, diluted earnings per share are calculated by dividing net earnings for the period by the diluted weighted average shares outstanding during the period.

Contingencies [Policy Text Block]

(n) Contingencies

Due to the size, complexity, and nature of the Company's operations, various legal and tax matters are outstanding from time to time. In case that management's estimate of the future resolution of these events changes, the Company will recognize the effects of those changes in the consolidated financial statements on the date such changes occur.

Financial Instruments [Policy Text Block]

(o) Financial Instruments

The classification and measurement of financial assets is based on the purpose for which the financial assets were acquired. The classification of investments in debt instruments is driven by the Company's business models for managing its financial assets and whether the contractual cash flows represent solely payments of principal and interest ("SPPI"). Investments in debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest. If the business model is not to hold the debt instrument, it is classified as FVTPL.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL. For other equity instruments, the Company can elect (on an instrument-by-instrument basis) to designate them as FVTOCI on the acquisition day.

Financial assets are initially measured at fair value and are subsequently measured at either (i) amortized cost; (ii) fair value through other comprehensive income, or (iii) at fair value through profit or loss.

• Amortized cost

Financial assets classified and measured at amortized cost are those assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise to cash flows that are SPPI. Financial assets classified at amortized cost are measured using the effective interest method.

• Fair value through other comprehensive income ("FVTOCI")

Financial assets classified and measured at FVTOCI are those assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and the contractual terms of the financial asset give rise to cash flows that are SPPI. This classification includes certain equity instruments for which an entity is allowed to make an irrevocable election to classify the equity instruments, on an instrument-by-instrument basis, that would otherwise be measured at fair value through profit or loss ("FVTPL") to present subsequent changes in FVTOCI.

• Fair value through profit or loss ("FVTPL")

Financial assets classified and measured at FVTPL are those assets that do not meet the criteria to be classified at amortized cost or at FVTOCI. This category includes debt instruments whose cash flow characteristics are not SPPI or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell the financial asset.

The expected credit loss impairment model is applicable to financial assets measured at amortized cost where any expected future credit losses are provided for, irrespective of whether a loss event has occurred as at the reporting date. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease is related to an event occurring after the impairment was recognized.

Loan receivable

This loan is regulated by the IFRS 9 - Financial instruments. The impairment test is based on the "expected credit loss" ("ECL") model. ECL is based on the evaluation of the range of possible outcomes, incorporating the time value of money (discount rate, based on the effective interest rate). It represents a probability-weighted estimate of the difference over the remaining life of the financial instrument between the present value of contractual cash flows and the present value of cash flows lenders expect to receive. It should be assessed for 12-month period (if there is no significant increase in credit risk since initial recognition) or for the whole term (if there is significant increase in credit risk since initial recognition). "12-month ECL" is the expected credit loss resulting from default events that are possible within 12 months after the reporting date. It is not the expected cash shortfalls over the 12-month period, but the entire credit loss on an asset weighted by the probability that the loss will occur in the next 12-month period.

Financial liabilities are generally classified and measured at fair value at initial recognition and subsequently measured at amortized cost.

Equipment Financing Liability

The equipment financing liability is initially measured at the present value of the payments to be made over the financing term, using the implicit interest rate (if available) or incremental borrowing rate for the present value determination. Subsequently, equipment financing liability is accreted to reflect interest and the liability is reduced to reflect financing payments.

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. Financial liabilities are derecognized when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Revenue from Contracts with Customers [Policy Text Block]

(p) Revenue from Contracts with Customers

The Company recognizes revenue from the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To recognize revenue, the Company should identify the contract with customers, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to each obligation, and recognize revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service).